Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement [line items]
VAT Receivable	$ 717	$ 521
Withholding tax recoverable	93	282
Prepaid expenses - third party	753	692
Prepaid expenses - associated companies	3	5
Receivables associated companies	8	7
Contingent consideration receivable	450
Other receivables and current assets	1,030	1,034
Total other current assets	$ 3,054	$ 2,541